FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments And Financial Risk Management
SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net income upon consolidation as follows:

	December 31, 2021	December 31, 2020
Foreign exchange rate	$150,715	$27,018

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

December 31, 2021	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$164,286	$126,780	$-	$291,066
Notes receivable	-	1,154,176	-	1,154,176
Derivative liability	-	-	5,560,002	5,560,002
Total	$164,286	$1,280,956	$5,560,002	$7,005,244

December 31, 2021	Level 1	Level 2	Level 3	Total
Derivative liability	-	-	748,634	748,634
Total	$-	$-	$748,634	$748,634

SCHEDULE OF BREAKDOWN CAPITAL	The breakdown of the Company’s capital is as follows:
	December 31, 2021	December 31, 2020
Cash	$23,075,713	$1,982,416
Debt	93,317	97,916
Equity	$34,926,239	$3,848,205